RISK MANAGEMENT - Risk exposure by credit rating (Details) - Other Financial Instruments - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Unrated credit exposures	$ 316,443	$ 939,126
Maximum exposure to credit risk	30,685,486	17,392,393
Sovereign Risk
RISK MANAGEMENT
Rated credit exposures	9,964,881	5,446,411
AAA
RISK MANAGEMENT
Rated credit exposures	9,645,217	4,848,694
AA+
RISK MANAGEMENT
Rated credit exposures	1,781,437	452,253
AA
RISK MANAGEMENT
Rated credit exposures	153,263	135,231
AA-
RISK MANAGEMENT
Rated credit exposures	450,328	127,153
A+
RISK MANAGEMENT
Rated credit exposures	803,321	1,019,863
A
RISK MANAGEMENT
Rated credit exposures	676,205	69,811
A-
RISK MANAGEMENT
Rated credit exposures	307,795	209,383
BBB+
RISK MANAGEMENT
Rated credit exposures	659,735	1,748,221
BBB
RISK MANAGEMENT
Rated credit exposures	1,424,257	186,469
BBB-
RISK MANAGEMENT
Rated credit exposures	1,054,698	342,531
Other
RISK MANAGEMENT
Rated credit exposures	$ 3,447,906	$ 1,867,247